Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 26,102,138	¥ 26,102,138
Other receivables, allowance for doubtful accounts	11,480,597	2,080,597
Amounts due from related parties, allowance for doubtful accounts	107,453,024	107,453,024
Accrued payroll and welfare expenses	36,586,982	57,926,124
Income tax payable	85,448,960	85,592,667
Other tax payable	750,706	2,643,970
Amounts due to related parties-current	16,617,178	16,625,680
Deferred revenue - current from related parties	5,404,145	10,364,519
Deferred revenue - current	8,989,449	8,598,708
Other current liabilities	41,230,282	59,759,820
Deferred revenue - non-current from related parties	278,302	11,425,388
Deferred revenue - non-current	1,179,245	1,284,080
Contingent Liabilities	282,450,000
Operating Lease Liability	¥ 10,046,206	¥ 12,619,411
Shareholders’ Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	194,862,818	199,051,046
Ordinary shares, shares outstanding | shares	194,862,818	199,051,046
Consolidated VIE and VIE's subsidiaries
Accrued payroll and welfare expenses	¥ 29,283,711	¥ 30,708,606
Income tax payable	51,926,637	52,409,793
Other tax payable	0	0
Amounts due to related parties-current	11,131,830	11,011,967
Deferred revenue - current from related parties	5,068,643	10,267,812
Deferred revenue - current	625,118	7,594,166
Other current liabilities	7,184,238	7,700,862
Deferred revenue - non-current from related parties	278,301	1,362,240
Deferred revenue - non-current	0	104,835
Contingent Liabilities	282,450,000	0
Operating Lease Liability	¥ 0	¥ 138,156